Expense Example	Feb. 28, 2025 USD ($)
WAYCROSS MANAGED RISK EQUITY FUND | WAYCROSS MANAGED RISK EQUITY FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 234
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,235
Expense Example, with Redemption, 10 Years	2,646
WAYCROSS FOCUSED CORE EQUITY FUND | WAYCROSS FOCUSED CORE EQUITY FUND [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	$ 1,325